Net debt (Details) $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 58,337	$ 57,958	$ 60,346
Hedging instrument, assets	1,082	780	764
Finance debt, net of hedging instruments	59,419	58,738	61,110
Cash and cash equivalents	37,168	36,556	35,067	$ 33,831	$ 39,269
Net debt	22,251	22,182	26,043
Equity	$ 76,420	$ 74,000	$ 79,780		$ 78,318
Gearing	0.226	0.231	0.246
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	$ 54,869	$ 54,935	$ 57,135
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ 105	$ 94	$ 96